Information related to Opella, presented within assets held for sale and discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	6 Months Ended
		Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment owned						€ 760
Right-of-use assets						116
Goodwill						7,255
Other intangible assets						2,928
Inventories						600
Accounts receivable						989
Other assets						841
Total assets held for sale						13,489
Lease liabilities						112
Non-current provisions and other non-current liabilities						204
Accounts payable						797
Current provisions and other current liabilities						570
Other liabilities						448
Total liabilities related to assets held for sale						€ 2,131
Net sales and other revenues	[1]		€ 1,736	€ 2,645
Operating income	[1]		266	277
Gain on disposal of Opella before tax			2,781	0
Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax			3,039	278
Income tax expense	[2]		(158)	(85)
Net income from discontinued operations (Opella)	[3]		€ 2,881	€ 202	[4]
Average number of shares outstanding	[3]		1,225,500,000	1,249,400,000	[4]
Average number of shares after dilution	[3]		1,230,700,000	1,253,800,000	[4]
Basic earnings per share	[3]		€ 2.34	€ 0.16	[4]
Diluted earnings per share	[3]		€ 2.33	€ 0.16	[4]
Opella Business
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax expense			€ 88
Net income from discontinued operations (Opella)		€ 2,700

[1]	For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control date (see Note B.1.).
[2]	In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.
[3]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[4]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.